Consolidated Balance Sheets (Parenthetical) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, allowance for credit loss, current	$ 41	$ 41
Long-term investments and other assets, credit losses	$ 3	$ 3
Common shares (note 25)
Common shares outstanding (shares)	279,500,000	279,074,685
Common shares issued (shares)	279,500,000	279,100,000